NOTE 9 – CONVERTIBLE NOTES (Details Narrative) - USD ($)							1 Months Ended						9 Months Ended	12 Months Ended
	Oct. 09, 2020	Oct. 08, 2020	Mar. 12, 2020	Feb. 13, 2020	Jan. 08, 2020	Dec. 13, 2019	Sep. 29, 2020	Aug. 31, 2020	Aug. 18, 2020	Jul. 23, 2020	Jul. 17, 2020	Feb. 19, 2020	May 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 18, 2021	Jul. 23, 2021	Jul. 17, 2021	Mar. 12, 2021	Feb. 19, 2021	Feb. 13, 2021	Jan. 08, 2021	Dec. 13, 2020	Dec. 09, 2020	Nov. 18, 2020	Sep. 02, 2020	Sep. 01, 2020	Nov. 18, 2019
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 697,500								$ 697,500
Proceeds from Debt, Net of Issuance Costs															$ 233,018	592,651
Debt Instrument, Convertible, Terms of Conversion Feature														Note Holders have the option to convert all or any lesser portion of the outstanding principal amount and accrued but unpaid interest into common stock at a conversion price equal to a price which is
Share-Based Compensation Arrangement by Share-Based Payment Award, Discount from Market Price, Offering Date															30.00%
Debt Instrument, Convertible, Beneficial Conversion Feature															$ 64,584
Peak One Opportunity Fund [Member]
Short-Term Debt [Line Items]
Proceeds from Debt, Net of Issuance Costs						$ 211,500										$ 65,312
Business Combination, Consideration Transferred						76,500
Proceeds from Issuance of Medium-term Notes						65,312
Legal Fees						$ 11,188
Debt Instrument, Term						1 year
Debt Instrument, Maturity Date						Dec. 09, 2020										Dec. 09, 2022
Debt Conversion, Original Debt, Interest Rate of Debt						10.00%
Debt Instrument, Convertible, Terms of Conversion Feature						The convertible note has prepayment and conversion features. The conversion price shall equal to the lesser of (a) $10.00 or (b) Sixty percent (60%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of the date of conversion of the Debentures (provided, further, that if either the Company is not DWAC Operational at the time of conversion or the Conversion Price is less than $0.01 per share, then sixty percent (60%) shall automatically adjust to Fifty percent (50%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of conversion of the Debenture), subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events.
Debt Conversion, Converted Instrument, Shares Issued						1,096,846
Risk Free Interest [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															0.06%
Volatility Rate Minimum [Member]
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															66.25%
Income Taxes Details Narrative
Short-Term Debt [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate															66.30%
E M A Financial [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																										$ 75,000			$ 250,000
Proceeds from Debt, Net of Issuance Costs								228,333								$ 64,737
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums																													21,667
Principal Amount Outstanding of Loans Held-in-portfolio																													$ 75,000
Business Combination, Consideration Transferred								68,500
Proceeds from Issuance of Medium-term Notes								64,737
Legal Fees								$ 3,763
Debt Instrument, Term								9 months
Debt Instrument, Maturity Date								Aug. 18, 2020								Aug. 18, 2020
Debt Conversion, Original Debt, Interest Rate of Debt								10.00%
Short-Term Debt, Percentage Bearing Variable Interest Rate																													24.00%
Debt Instrument, Convertible, Terms of Conversion Feature								The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 55.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading Days on which at least 100 shares of common stock were traded including and immediately preceding the Conversion Date
Class of Warrant or Right, Outstanding															30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights															$ 12.5
[custom:WarrantSharesExercisedPercent-0]															100.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right															45,851,221
Peak One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 235,000																			$ 85,000
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums						23,500
Principal Amount Outstanding of Loans Held-in-portfolio						$ 85,000
Class of Warrant or Right, Outstanding						10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 10
[custom:WarrantSharesExercisedPercent-0]															100.00%
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right															3,720,326
Crown Bridge Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 121,500																		$ 40,500
Proceeds from Debt, Net of Issuance Costs					109,500											$ 34,992
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums					12,000
Principal Amount Outstanding of Loans Held-in-portfolio					40,500
Business Combination, Consideration Transferred					36,500
Proceeds from Issuance of Medium-term Notes					34,992
Legal Fees					$ 1,508
Debt Instrument, Term					1 year
Debt Instrument, Maturity Date					Jan. 08, 2021											Jan. 08, 2021
Debt Conversion, Original Debt, Interest Rate of Debt					10.00%
Debt Instrument, Convertible, Terms of Conversion Feature					The Conversion Price shall be the lesser of (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note or (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events) (also subject to adjustment as further described herein). The “Variable Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest one (1) Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date
Class of Warrant or Right, Outstanding					4,680
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 12.5
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal lesser (i) fifteen percent (15%) per annum or (ii) the maximum amount permitted by law from the due date thereof until the same is paid
Crown Bridge Partners Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																		$ 40,500
Proceeds from Debt, Net of Issuance Costs																$ 34,292
Principal Amount Outstanding of Loans Held-in-portfolio										$ 50,000
Business Combination, Consideration Transferred										47,500
Proceeds from Issuance of Medium-term Notes										42,987
Legal Fees										$ 4,513
Debt Instrument, Maturity Date																Jul. 23, 2021
Auctus Capital Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																								$ 75,000
Principal Amount Outstanding of Loans Held-in-portfolio							$ 0																	$ 75,000
Business Combination, Consideration Transferred						$ 75,000
Proceeds from Issuance of Medium-term Notes						59,342
Legal Fees						$ 15,658
Debt Instrument, Term						9 months
Debt Instrument, Maturity Date						Sep. 30, 2020
Debt Conversion, Original Debt, Interest Rate of Debt						10.00%
Short-Term Debt, Percentage Bearing Variable Interest Rate																								24.00%
Debt Instrument, Convertible, Terms of Conversion Feature						The conversion price is the lesser of: (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note, and (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Days on which at least 100 shares of Common Stock were traded including and immediately preceding the Conversion Date
Debt Conversion, Converted Instrument, Shares Issued							17,107
East Capital Investment Corporation [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount				$ 50,000																		$ 50,000
Proceeds from Debt, Net of Issuance Costs																$ 43,492
Principal Amount Outstanding of Loans Held-in-portfolio				50,000
Business Combination, Consideration Transferred				50,000
Proceeds from Issuance of Medium-term Notes				43,492
Legal Fees				$ 6,508
Debt Instrument, Term				1 year
Debt Instrument, Maturity Date				Feb. 13, 2021												Feb. 13, 2021
Debt Conversion, Original Debt, Interest Rate of Debt				10.00%
Debt Instrument, Convertible, Terms of Conversion Feature				The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.
Fidelis Capital [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount												$ 50,000									$ 50,000
Proceeds from Debt, Net of Issuance Costs																$ 43,487
Principal Amount Outstanding of Loans Held-in-portfolio												50,000
Business Combination, Consideration Transferred												50,000
Proceeds from Issuance of Medium-term Notes												43,487
Legal Fees												$ 6,513
Debt Instrument, Term												1 year
Debt Instrument, Maturity Date												Feb. 19, 2021				Feb. 19, 2021
Debt Conversion, Original Debt, Interest Rate of Debt												10.00%
Debt Instrument, Convertible, Terms of Conversion Feature												The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.
Armada Capital Partners L L C [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 38,500																	$ 38,500
Proceeds from Debt, Net of Issuance Costs																$ 32,992
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums			3,500
Principal Amount Outstanding of Loans Held-in-portfolio			38,500
Business Combination, Consideration Transferred			35,000
Proceeds from Issuance of Medium-term Notes			32,992
Legal Fees			$ 2,008
Debt Instrument, Maturity Date			Mar. 12, 2021													Mar. 12, 2021
Debt Conversion, Original Debt, Interest Rate of Debt			10.00%
Debt Instrument, Convertible, Terms of Conversion Feature			The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties
Class of Warrant or Right, Outstanding			4,200
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 12.50
E M A Financial Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 50,000								$ 50,000
Proceeds from Debt, Net of Issuance Costs																$ 42,987
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums											2,500
Principal Amount Outstanding of Loans Held-in-portfolio											50,000
Business Combination, Consideration Transferred											47,500
Proceeds from Issuance of Medium-term Notes											42,987
Legal Fees											$ 4,513
Debt Instrument, Term											1 year
Debt Instrument, Maturity Date											Jul. 17, 2021					Jul. 17, 2021
Debt Conversion, Original Debt, Interest Rate of Debt											10.00%
Debt Instrument, Convertible, Terms of Conversion Feature											The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal to the 24.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features
Power Up Lending [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 130,000
Principal Amount Outstanding of Loans Held-in-portfolio											130,000
Business Combination, Consideration Transferred											130,000
Proceeds from Issuance of Medium-term Notes											116,079
Legal Fees											$ 13,921
Debt Instrument, Term											1 year
Debt Instrument, Maturity Date											Jul. 24, 2021
Debt Conversion, Original Debt, Interest Rate of Debt											10.00%
Debt Instrument, Convertible, Terms of Conversion Feature											The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features
Power Up Lending Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount									$ 63,000								$ 63,000
Proceeds from Debt, Net of Issuance Costs																$ 54,939
Principal Amount Outstanding of Loans Held-in-portfolio									63,000
Business Combination, Consideration Transferred									63,000
Proceeds from Issuance of Medium-term Notes									54,939
Legal Fees									$ 8,061
Debt Instrument, Term									1 year
Debt Instrument, Maturity Date									Aug. 18, 2021							Aug. 18, 2021
Debt Conversion, Original Debt, Interest Rate of Debt									10.00%
Debt Instrument, Convertible, Terms of Conversion Feature									The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features
Jefferson Street One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											$ 82,500
Proceeds from Debt, Net of Issuance Costs															$ 68,949
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums																											7,500
Principal Amount Outstanding of Loans Held-in-portfolio																											82,500
Business Combination, Consideration Transferred													$ 75,000
Proceeds from Issuance of Medium-term Notes													68,949
Legal Fees													$ 6,051
Debt Instrument, Term													1 year
Debt Instrument, Maturity Date													Sep. 01, 2021		Sep. 01, 2021
Debt Conversion, Original Debt, Interest Rate of Debt													10.00%
Debt Instrument, Convertible, Terms of Conversion Feature													The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid.
First Fire Global One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											75,000	$ 75,000
Proceeds from Debt, Net of Issuance Costs															$ 61,498
Unamortized Loan Commitment and Origination Fees and Unamortized Discounts or Premiums																											3,750
Principal Amount Outstanding of Loans Held-in-portfolio																											$ 75,000
Business Combination, Consideration Transferred													$ 71,250
Proceeds from Issuance of Medium-term Notes													61,498
Legal Fees													$ 9,752
Debt Instrument, Term													9 months
Debt Instrument, Maturity Date													Jun. 01, 2021		Jun. 01, 2021
Debt Conversion, Original Debt, Interest Rate of Debt													10.00%
Debt Instrument, Convertible, Terms of Conversion Feature													The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal to the 24.0% per annum from the due date thereof until the same is paid.
Power Up Lending Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 55,000
Principal Amount Outstanding of Loans Held-in-portfolio		55,000
Business Combination, Consideration Transferred		55,000
Proceeds from Issuance of Medium-term Notes		47,579
Legal Fees		$ 7,421
Debt Instrument, Term		1 year
Debt Instrument, Maturity Date		Oct. 08, 2021													Oct. 08, 2021
Debt Conversion, Original Debt, Interest Rate of Debt		10.00%
Debt Instrument, Convertible, Terms of Conversion Feature		The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.
Debt Default, Short-Term Debt, Description of Violation or Event of Default					Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid
East Capital Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount	$ 62,700
Proceeds from Debt, Net of Issuance Costs															$ 54,992
Principal Amount Outstanding of Loans Held-in-portfolio	62,700
Business Combination, Consideration Transferred	62,700
Proceeds from Issuance of Medium-term Notes	54,992
Legal Fees	$ 7,708
Debt Instrument, Term	1 year
Debt Instrument, Maturity Date	Oct. 09, 2021														Oct. 09, 2021
Debt Conversion, Original Debt, Interest Rate of Debt	10.00%
Debt Instrument, Convertible, Terms of Conversion Feature	The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.